Loans - Loans Considered Impaired and Their Related Reserve Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable Evaluated For Impairment [Line Items]
Impaired loans without a specific allowance	$ 6,532	$ 7,352
Impaired loans with a specific allowance	18,312	44,933
Total impaired loans	24,844	52,285
Specific allowance related to impaired loans	$ 2,894	$ 3,096